CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Class Of Warrant Or Right Number Of Securities Called By Warrants Exercised	80,291	80,291
Stock Issued During Period, Shares, Conversion of Convertible Securities	41,141	41,141